Net income per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Numerator for basic net income per common share	$ 163,986	$ 174,140
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	1,995	0
Equity-settled expense	(4,385)	0
Numerator for diluted net income per common share	$ 161,596	$ 174,140